CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Prepaid expenses and other current assets	$ 175,956	$ 223,387
Total assets	43,633,731	12,773,914	$ 6,853,140
LIABILITIES	1,675,343	1,132,985	1,673,165
SHAREHOLDERS' EQUITY
Ordinary shares $0.001 par value, 50,000,000 shares authorized, 13848333 and 6333333 shares issued and outstanding at December 31, 2021 and 2020	13,848	6,333
Additional paid-in capital	40,686,311	9,358,487
Retained earnings	147,278	1,565,817
Total shareholders' equity	41,958,388	11,640,929	$ 5,179,975	$ 5,251,579
Total liabilities and shareholders' equity	43,633,731	12,773,914
Parent Company [Member]
Current assets
Prepaid expenses and other current assets	23,713	55,639
Investment in subsidiaries	41,934,675	11,585,290
Total assets	41,958,388	11,640,929
Accrued expenses and other current liabilities	0	0
LIABILITIES	0	0
SHAREHOLDERS' EQUITY
Ordinary shares $0.001 par value, 50,000,000 shares authorized, 13848333 and 6333333 shares issued and outstanding at December 31, 2021 and 2020	13,848	6,333
Additional paid-in capital	40,686,311	9,358,487
Retained earnings	1,258,229	2,276,109
Total shareholders' equity	41,958,388	11,640,929
Total liabilities and shareholders' equity	$ 41,958,388	$ 11,640,929